Distribution Date:	06/17/22	Wells Fargo Commercial Mortgage Trust 2016-C33
Determination Date:	06/13/22
Next Distribution Date:	07/15/22
Record Date:	05/31/22	Commercial Mortgage Pass-Through Certificates
Series 2016-C33

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	16-18	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	19		General	(305) 229-6465
Historical Detail	20		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	22		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	26				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	29
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000LAW3	1.775000%	30,449,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000LAX1	2.785000%	84,502,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000LAY9	3.162000%	150,000,000.00	119,553,184.70	9,281,750.60	315,022.64	0.00	0.00	9,596,773.24	110,271,434.10	38.98%	30.00%
A-4	95000LAZ6	3.426000%	191,116,000.00	191,116,000.00	0.00	545,636.18	0.00	0.00	545,636.18	191,116,000.00	38.98%	30.00%
A-SB	95000LBA0	3.185000%	42,486,000.00	31,997,072.86	792,833.53	84,925.56	0.00	0.00	877,759.09	31,204,239.33	38.98%	30.00%
A-S	95000LBB8	3.749000%	53,416,000.00	53,416,000.00	0.00	166,880.49	0.00	0.00	166,880.49	53,416,000.00	29.18%	22.50%
B	95000LBE2	4.506000%	38,282,000.00	38,282,000.00	0.00	143,748.91	0.00	0.00	143,748.91	38,282,000.00	22.16%	17.13%
C	95000LBF9	3.896000%	32,050,000.00	32,050,000.00	0.00	104,055.67	0.00	0.00	104,055.67	32,050,000.00	16.27%	12.63%
D	95000LAJ2	3.123000%	35,611,000.00	35,611,000.00	0.00	92,677.63	0.00	0.00	92,677.63	35,611,000.00	9.74%	7.63%
E	95000LAL7	2.973000%	16,915,000.00	16,915,000.00	0.00	41,906.91	0.00	0.00	41,906.91	16,915,000.00	6.64%	5.25%
F	95000LAN3	2.973000%	7,122,000.00	7,122,000.00	0.00	17,644.76	0.00	0.00	17,644.76	7,122,000.00	5.33%	4.25%
G*	95000LAQ6	2.973000%	30,270,087.00	29,058,330.79	0.00	49,988.21	0.00	0.00	49,988.21	29,058,330.79	0.00%	0.00%
V	95000LAS2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000LAU7	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			712,219,087.02	555,120,588.35	10,074,584.13	1,562,486.96	0.00	0.00	11,637,071.09	545,046,004.22

X-A	95000LBC6	1.765020%	551,969,000.00	396,082,257.56	0.00	582,577.44	613,011.06	0.00	1,195,588.50	386,007,673.43
X-B	95000LBD4	0.907400%	70,332,000.00	70,332,000.00	0.00	53,182.69	0.00	0.00	53,182.69	70,332,000.00
X-D	95000LAA1	2.012425%	35,611,000.00	35,611,000.00	0.00	59,720.39	0.00	0.00	59,720.39	35,611,000.00
X-E	95000LAC7	2.162425%	16,915,000.00	16,915,000.00	0.00	30,481.18	0.00	0.00	30,481.18	16,915,000.00
X-F	95000LAE3	2.162425%	7,122,000.00	7,122,000.00	0.00	12,833.99	0.00	0.00	12,833.99	7,122,000.00
X-G	95000LAG8	2.162425%	30,270,087.00	29,058,330.79	0.00	52,363.72	0.00	0.00	52,363.72	29,058,330.79
Notional SubTotal			712,219,087.00	555,120,588.35	0.00	791,159.41	613,011.06	0.00	1,404,170.47	545,046,004.22

Deal Distribution Total					10,074,584.13	2,353,646.37	613,011.06	0.00	13,041,241.56

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000LAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000LAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000LAY9	797.02123133	61.87833733	2.10015093	0.00000000	0.00000000	0.00000000	0.00000000	63.97848827	735.14289400
A-4	95000LAZ6	1,000.00000000	0.00000000	2.85500000	0.00000000	0.00000000	0.00000000	0.00000000	2.85500000	1,000.00000000
A-SB	95000LBA0	753.12038930	18.66105376	1.99890693	0.00000000	0.00000000	0.00000000	0.00000000	20.65996069	734.45933555
A-S	95000LBB8	1,000.00000000	0.00000000	3.12416673	0.00000000	0.00000000	0.00000000	0.00000000	3.12416673	1,000.00000000
B	95000LBE2	1,000.00000000	0.00000000	3.75500000	0.00000000	0.00000000	0.00000000	0.00000000	3.75500000	1,000.00000000
C	95000LBF9	1,000.00000000	0.00000000	3.24666677	0.00000000	0.00000000	0.00000000	0.00000000	3.24666677	1,000.00000000
D	95000LAJ2	1,000.00000000	0.00000000	2.60250007	0.00000000	0.00000000	0.00000000	0.00000000	2.60250007	1,000.00000000
E	95000LAL7	1,000.00000000	0.00000000	2.47749985	0.00000000	0.00000000	0.00000000	0.00000000	2.47749985	1,000.00000000
F	95000LAN3	1,000.00000000	0.00000000	2.47750070	0.00000000	0.00000000	0.00000000	0.00000000	2.47750070	1,000.00000000
G	95000LAQ6	959.96852569	0.00000000	1.65140622	0.72691565	30.75040518	0.00000000	0.00000000	1.65140622	959.96852569
V	95000LAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000LAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000LBC6	717.58062058	0.00000000	1.05545319	0.00000000	0.00000000	1.11058965	0.00000000	2.16604284	699.32853735
X-B	95000LBD4	1,000.00000000	0.00000000	0.75616633	0.00000000	0.00000000	0.00000000	0.00000000	0.75616633	1,000.00000000
X-D	95000LAA1	1,000.00000000	0.00000000	1.67702086	0.00000000	0.00000000	0.00000000	0.00000000	1.67702086	1,000.00000000
X-E	95000LAC7	1,000.00000000	0.00000000	1.80202069	0.00000000	0.00000000	0.00000000	0.00000000	1.80202069	1,000.00000000
X-F	95000LAE3	1,000.00000000	0.00000000	1.80202050	0.00000000	0.00000000	0.00000000	0.00000000	1.80202050	1,000.00000000
X-G	95000LAG8	959.96852569	0.00000000	1.72988337	0.00000000	0.00000000	0.00000000	0.00000000	1.72988337	959.96852569

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	05/01/22 - 05/30/22	30	0.00	315,022.64	0.00	315,022.64	0.00	0.00	0.00	315,022.64	0.00
A-4	05/01/22 - 05/30/22	30	0.00	545,636.18	0.00	545,636.18	0.00	0.00	0.00	545,636.18	0.00
A-SB	05/01/22 - 05/30/22	30	0.00	84,925.56	0.00	84,925.56	0.00	0.00	0.00	84,925.56	0.00
X-A	05/01/22 - 05/30/22	30	0.00	582,577.44	0.00	582,577.44	0.00	0.00	0.00	582,577.44	0.00
X-B	05/01/22 - 05/30/22	30	0.00	53,182.69	0.00	53,182.69	0.00	0.00	0.00	53,182.69	0.00
X-D	05/01/22 - 05/30/22	30	0.00	59,720.39	0.00	59,720.39	0.00	0.00	0.00	59,720.39	0.00
X-E	05/01/22 - 05/30/22	30	0.00	30,481.18	0.00	30,481.18	0.00	0.00	0.00	30,481.18	0.00
X-F	05/01/22 - 05/30/22	30	0.00	12,833.99	0.00	12,833.99	0.00	0.00	0.00	12,833.99	0.00
X-G	05/01/22 - 05/30/22	30	0.00	52,363.72	0.00	52,363.72	0.00	0.00	0.00	52,363.72	0.00
A-S	05/01/22 - 05/30/22	30	0.00	166,880.49	0.00	166,880.49	0.00	0.00	0.00	166,880.49	0.00
B	05/01/22 - 05/30/22	30	0.00	143,748.91	0.00	143,748.91	0.00	0.00	0.00	143,748.91	0.00
C	05/01/22 - 05/30/22	30	0.00	104,055.67	0.00	104,055.67	0.00	0.00	0.00	104,055.67	0.00
D	05/01/22 - 05/30/22	30	0.00	92,677.63	0.00	92,677.63	0.00	0.00	0.00	92,677.63	0.00
E	05/01/22 - 05/30/22	30	0.00	41,906.91	0.00	41,906.91	0.00	0.00	0.00	41,906.91	0.00
F	05/01/22 - 05/30/22	30	0.00	17,644.76	0.00	17,644.76	0.00	0.00	0.00	17,644.76	0.00
G	05/01/22 - 05/30/22	30	906,567.62	71,992.01	0.00	71,992.01	22,003.80	0.00	0.00	49,988.21	930,817.44
Totals			906,567.62	2,375,650.17	0.00	2,375,650.17	22,003.80	0.00	0.00	2,353,646.37	930,817.44

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	Additional Information
Total Available Distribution Amount (1)	13,041,241.56
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,388,397.04	Master Servicing Fee	6,869.25
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,853.17
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	239.01
ARD Interest	0.00	Operating Advisor Fee	1,240.81
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	334.61
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,388,397.04	Total Fees	12,746.86

Principal		Expenses/Reimbursements
Scheduled Principal	693,220.51	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	2,443.83
Principal Prepayments	9,381,363.62	Special Servicing Fees (Monthly)	19,559.97
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	10,074,584.13	Total Expenses/Reimbursements	22,003.80

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	613,011.06	Interest Distribution	2,353,646.37
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,074,584.13
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	613,011.06
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	613,011.06	Total Payments to Certificateholders and Others	13,041,241.56
Total Funds Collected	13,075,992.23	Total Funds Distributed	13,075,992.22

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	555,120,588.35	555,120,588.35	Beginning Certificate Balance	555,120,588.35
(-) Scheduled Principal Collections	693,220.51	693,220.51	(-) Principal Distributions	10,074,584.13
(-) Unscheduled Principal Collections	9,381,363.62	9,381,363.62	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	545,046,004.22	545,046,004.22	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	556,557,426.50	556,557,426.50	Ending Certificate Balance	545,046,004.22
Ending Actual Collateral Balance	546,541,642.44	546,541,642.44

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.14%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	73,326,041.21	13.45%	42	5.0108	NAP	Defeased	10	73,326,041.21	13.45%	42	5.0108	NAP
1,000,000 or less	3	2,568,539.56	0.47%	44	4.7052	1.827291	1.20 or less	15	124,682,424.87	22.88%	44	5.1403	0.564401
1,000,001 to 2,000,000	12	17,013,143.99	3.12%	44	4.6794	1.913726	1.21 to 1.30	3	18,697,931.60	3.43%	44	5.1110	1.246828
2,000,001 to 3,000,000	5	13,174,573.85	2.42%	44	4.6897	1.448774	1.31 to 1.40	2	4,288,786.73	0.79%	45	4.9448	1.358620
3,000,001 to 4,000,000	7	23,886,917.09	4.38%	43	4.8698	2.125238	1.41 to 1.50	6	81,113,373.69	14.88%	44	4.8031	1.454970
4,000,001 to 5,000,000	4	18,562,036.24	3.41%	44	4.7074	1.242002	1.51 to 1.75	13	103,985,542.47	19.08%	44	4.9364	1.626085
5,000,001 to 6,000,000	4	22,777,282.82	4.18%	43	4.9799	2.450366	1.76 to 2.00	6	26,211,608.25	4.81%	43	5.0052	1.858112
6,000,001 to 7,000,000	3	19,303,493.49	3.54%	44	5.2427	1.672222	2.01 to 2.25	6	27,618,438.14	5.07%	44	5.1879	2.120887
7,000,001 to 8,000,000	2	14,388,594.42	2.64%	44	5.4736	1.049125	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	2	17,203,055.93	3.16%	43	4.9450	2.229904	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	3	29,012,517.73	5.32%	45	5.1914	1.360585	2.76 or greater	8	85,121,857.26	15.62%	43	4.8856	3.376267
10,000,001 to 15,000,000	7	84,106,226.34	15.43%	44	5.1137	1.737342	Totals	69	545,046,004.22	100.00%	43	4.9874	1.671308
15,000,001 to 20,000,000	1	16,515,684.72	3.03%	43	4.8600	0.960000
20,000,001 to 30,000,000	3	70,275,487.17	12.89%	42	5.0050	0.595360
30,000,001 to 50,000,000	3	122,932,409.66	22.55%	44	4.9017	2.166187
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	69	545,046,004.22	100.00%	43	4.9874	1.671308
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	14	73,326,041.21	13.45%	42	5.0108	NAP	Wyoming	1	3,318,666.70	0.61%	45	5.2500	1.280000
Alabama	8	19,813,045.79	3.64%	44	5.1163	1.371478	Totals	92	545,046,004.22	100.00%	43	4.9874	1.671308
Arizona	1	1,300,000.00	0.24%	45	4.6800	5.390000
									Property Type³
California	3	16,040,963.04	2.94%	43	4.8309	2.772673
Colorado	1	2,591,514.74	0.48%	44	5.3000	2.200000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	6	51,229,629.69	9.40%	43	5.0500	2.611839		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	2	10,191,659.89	1.87%	44	5.0506	1.306315	Defeased	14	73,326,041.21	13.45%	42	5.0108	NAP
Illinois	1	11,854,680.81	2.17%	45	5.1500	1.110000	Industrial	1	3,897,360.39	0.72%	42	4.7700	2.190000
Louisiana	1	3,431,000.00	0.63%	44	4.8800	3.180000	Lodging	10	80,309,052.34	14.73%	44	5.5624	1.280788
Maryland	2	22,424,423.92	4.11%	42	4.7936	1.207686	Mobile Home Park	3	11,482,982.44	2.11%	45	5.5691	1.567710
Michigan	6	63,875,346.72	11.72%	43	4.7362	1.584666	Multi-Family	16	59,052,698.17	10.83%	44	4.4710	1.813962
Mississippi	1	3,422,301.00	0.63%	42	5.2500	1.140000	Office	7	142,887,064.45	26.22%	44	4.9026	1.264252
Nevada	1	3,387,594.59	0.62%	43	4.7300	3.590000	Retail	24	112,756,470.51	20.69%	43	4.9329	1.563100
New Jersey	1	10,177,856.15	1.87%	45	5.7900	0.100000	Self Storage	17	61,334,334.71	11.25%	44	4.9062	3.063229
New York	16	104,990,049.67	19.26%	44	4.7058	1.410378	Totals	92	545,046,004.22	100.00%	43	4.9874	1.671308
North Carolina	2	24,612,159.25	4.52%	42	4.9468	0.288931
Ohio	1	6,526,577.01	1.20%	45	5.7500	1.800000
Oregon	1	6,365,000.00	1.17%	44	4.8800	3.180000
Pennsylvania	1	1,085,000.00	0.20%	44	5.2400	1.770000
South Carolina	1	3,056,406.04	0.56%	45	5.3500	1.350000
Tennessee	1	7,121,026.33	1.31%	46	6.1100	0.640000
Texas	13	48,695,299.12	8.93%	44	5.0120	2.344918
Virginia	5	14,741,994.13	2.70%	44	5.7527	2.029934
Washington	1	25,787,403.64	4.73%	43	5.4900	0.380000
Washington, DC	1	5,680,364.78	1.04%	45	4.1400	4.300000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	73,326,041.21	13.45%	42	5.0108	NAP	Defeased	10	73,326,041.21	13.45%	42	5.0108	NAP
	4.000% or less	4	6,286,984.97	1.15%	45	3.9333	1.232721	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	8	26,021,219.78	4.77%	44	4.0971	1.857961	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	1,658,539.56	0.30%	45	4.2856	1.952000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	6	78,562,860.72	14.41%	43	4.6187	1.764605	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	13	156,579,404.42	28.73%	43	4.8764	1.872713	49 months or greater	59	471,719,963.01	86.55%	44	4.9837	1.656261
	5.001% to 5.250%	12	123,742,641.07	22.70%	44	5.1825	1.716586	Totals	69	545,046,004.22	100.00%	43	4.9874	1.671308
	5.251% to 5.500%	8	42,914,720.88	7.87%	44	5.4358	0.812657
	5.501% to 5.750%	1	6,526,577.01	1.20%	45	5.7500	1.800000
	5.751% to 6.000%	4	22,305,988.27	4.09%	45	5.8490	1.188099
	6.001% or greater	1	7,121,026.33	1.31%	46	6.1100	0.640000
	Totals	69	545,046,004.22	100.00%	43	4.9874	1.671308
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	73,326,041.21	13.45%	42	5.0108	NAP	Defeased	10	73,326,041.21	13.45%	42	5.0108	NAP
	60 months or less	59	471,719,963.01	86.55%	44	4.9837	1.656261	Interest Only	11	119,496,000.00	21.92%	44	4.7289	2.261257
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	180 months or less	2	6,542,806.06	1.20%	45	4.1611	4.028461
	Totals	69	545,046,004.22	100.00%	43	4.9874	1.671308	181 months to 300 months	45	342,420,171.23	62.82%	44	5.0973	1.399008
								301 months to 420 months	1	3,260,985.72	0.60%	44	4.0500	1.740000
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	69	545,046,004.22	100.00%	43	4.9874	1.671308
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	73,326,041.21	13.45%	42	5.0108	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	48	443,217,641.50	81.32%	44	5.0422	1.649230
	13 to 24 months	9	23,139,880.23	4.25%	45	4.0661	1.881246
	25 months or greater	2	5,362,441.28	0.98%	44	4.1154	1.266563
	Totals	69	545,046,004.22	100.00%	43	4.9874	1.671308
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	310932164	SS	Various	Various	Actual/360	4.880%	205,908.89	0.00	0.00	N/A	02/11/26	--	49,000,000.00	49,000,000.00	06/11/22
3	310934113	OF	New York	NY	Actual/360	4.657%	162,412.88	0.00	0.00	N/A	02/06/26	--	40,500,000.00	40,500,000.00	06/06/22
4	305670004	OF	Garden City	NY	Actual/360	5.230%	150,805.50	53,051.77	0.00	N/A	03/09/26	--	33,485,461.43	33,432,409.66	06/09/22
5	305670005	LO	Seattle	WA	Actual/360	5.490%	122,096.90	39,544.20	0.00	N/A	01/01/26	--	25,826,947.84	25,787,403.64	08/01/21
6	28000832	RT	Allen Park	MI	Actual/360	4.521%	93,304.60	43,837.54	0.00	N/A	12/06/25	--	23,966,761.82	23,922,924.28	06/06/22
7	600931985	OF	Raleigh	NC	Actual/360	4.960%	87,985.24	34,922.08	0.00	N/A	12/11/25	--	20,600,081.33	20,565,159.25	06/11/22
8	300571484	SS	Various	Various	Actual/360	5.000%	85,943.53	26,681.65	0.00	N/A	11/06/25	--	19,961,078.45	19,934,396.80	06/06/22
9	310930530	OF	Silver Spring	MD	Actual/360	4.860%	69,220.89	24,552.03	0.00	N/A	01/11/26	--	16,540,236.75	16,515,684.72	06/11/22
10	305670010	OF	Southfield	MI	Actual/360	4.752%	60,117.66	20,756.36	0.00	N/A	01/06/26	--	14,691,511.25	14,670,754.89	06/06/22
12	410932044	OF	Englewood	CO	Actual/360	4.580%	55,214.44	0.00	0.00	N/A	11/11/25	--	14,000,000.00	14,000,000.00	06/11/22
14	300571491	MF	Jacksonville	FL	Actual/360	5.170%	59,054.44	14,825.54	0.00	N/A	02/06/26	--	13,264,863.79	13,250,038.25	06/06/22
15	28000758	LO	Panama City Beach	FL	Actual/360	5.200%	52,607.47	19,326.06	0.00	N/A	10/01/25	--	11,748,566.79	11,729,240.73	06/01/22
16	305670016	RT	McHenry	IL	Actual/360	5.150%	52,645.07	16,427.25	0.00	N/A	03/05/26	--	11,871,108.06	11,854,680.81	06/05/22
17	28000828	MF	Indianapolis	IN	Actual/360	4.935%	51,226.49	15,380.53	0.00	N/A	12/06/25	--	12,054,472.58	12,039,092.05	06/06/22
18	300571486	MF	Jacksonville	FL	Actual/360	4.822%	49,205.42	14,308.59	0.00	N/A	02/06/26	--	11,850,224.20	11,835,915.61	06/06/22
19	305670019	RT	Various	AL	Actual/360	5.084%	46,427.48	17,253.65	0.00	N/A	03/06/26	--	10,604,993.55	10,587,739.90	06/06/22
20	300571503	LO	Parsippany	NJ	Actual/360	5.790%	50,817.56	14,534.42	0.00	N/A	03/06/26	--	10,192,390.57	10,177,856.15	04/06/21
21	300571496	LO	Amarillo	TX	Actual/360	5.250%	45,022.13	15,720.28	0.00	N/A	03/06/26	--	9,958,812.65	9,943,092.37	06/06/22
22	310931239	RT	Humble	TX	Actual/360	5.200%	43,683.20	15,346.22	0.00	N/A	03/11/26	--	9,755,552.97	9,740,206.75	06/11/22
23	300571485	RT	Cockrell Hill	TX	Actual/360	5.520%	44,646.28	9,392,625.96	0.00	N/A	02/06/26	--	9,392,625.96	0.00	06/06/22
24	300571493	RT	Dahlonega	GA	Actual/360	5.120%	41,181.45	11,331.86	0.00	N/A	02/06/26	--	9,340,550.47	9,329,218.61	06/06/22
25	305670025	OF	Clinton Township	MI	Actual/360	4.990%	37,028.93	14,447.29	0.00	N/A	01/06/26	--	8,617,503.22	8,603,055.93	06/06/22
27	305670027	IN	Memphis	TN	Actual/360	5.190%	38,118.07	12,617.56	0.00	N/A	03/01/26	--	8,529,122.17	8,516,504.61	06/01/22
28	470097220	MF	Washington	DC	Actual/360	4.140%	20,406.69	43,811.51	0.00	N/A	03/01/26	--	5,724,176.29	5,680,364.78	06/01/22
29	410930504	OF	Stockton	CA	Actual/360	4.900%	36,287.22	0.00	0.00	N/A	02/11/26	--	8,600,000.00	8,600,000.00	06/11/22
30	305670030	LO	Columbia	TN	Actual/360	6.110%	37,546.40	15,188.02	0.00	N/A	04/05/26	--	7,136,214.35	7,121,026.33	05/05/20
31	305670031	RT	Midland	MI	Actual/360	4.850%	30,396.04	10,500.08	0.00	N/A	12/06/25	--	7,278,068.17	7,267,568.09	06/06/22
32	410933179	RT	Canton	MI	Actual/360	4.950%	28,721.50	11,311.25	0.00	N/A	02/11/26	--	6,738,181.44	6,726,870.19	06/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	305670033	MH	Heath	OH	Actual/360	5.750%	32,362.13	9,392.51	0.00	N/A	03/05/26	--	6,535,969.52	6,526,577.01	06/05/22
34	28000838	RT	Pell City	AL	Actual/360	5.021%	26,201.90	10,104.10	0.00	N/A	01/06/26	--	6,060,150.39	6,050,046.29	06/06/22
35	28000856	LO	Chesapeake	VA	Actual/360	5.820%	29,058.15	13,059.19	0.00	N/A	02/06/26	--	5,798,100.56	5,785,041.37	06/06/22
36	303401010	RT	Edgewood	MD	Actual/360	4.608%	23,480.98	8,845.74	0.00	N/A	08/01/25	--	5,917,584.94	5,908,739.20	06/01/22
37	300571490	MF	Dallas	TX	Actual/360	4.950%	23,743.11	9,350.63	0.00	N/A	11/06/25	--	5,570,230.02	5,560,879.39	06/06/22
38	305670038	SS	Various	Various	Actual/360	5.370%	25,018.13	7,162.30	0.00	N/A	03/01/26	--	5,410,299.77	5,403,137.47	06/01/22
39	305670039	MH	Irving	TX	Actual/360	5.750%	25,328.85	7,351.23	0.00	N/A	03/01/26	--	5,115,503.89	5,108,152.66	06/01/22
40	300571499	LO	Fredericksburg	VA	Actual/360	5.970%	22,988.85	9,777.06	0.00	N/A	03/06/26	--	4,471,813.30	4,462,036.24	06/06/22
41	470098630	MF	New York	NY	Actual/360	4.060%	17,480.56	0.00	0.00	N/A	03/01/26	--	5,000,000.00	5,000,000.00	06/01/22
42	410932066	RT	San Antonio	TX	Actual/360	4.800%	19,013.33	0.00	0.00	N/A	01/11/26	--	4,600,000.00	4,600,000.00	06/11/22
43	470098160	MF	Long Beach	NY	Actual/360	4.080%	15,810.00	0.00	0.00	N/A	02/01/26	--	4,500,000.00	4,500,000.00	06/01/22
44	410932422	IN	Sacramento	CA	Actual/360	4.770%	16,032.75	5,927.10	0.00	N/A	12/11/25	--	3,903,287.49	3,897,360.39	06/11/22
45	28000827	LO	Canton	MS	Actual/360	5.250%	15,509.90	8,460.01	0.00	N/A	12/06/25	--	3,430,761.01	3,422,301.00	06/06/22
46	410932572	SS	Glendora	CA	Actual/360	4.730%	14,458.66	6,228.93	0.00	N/A	01/01/26	--	3,549,831.58	3,543,602.65	06/01/22
47	410932551	SS	Sparks	NV	Actual/360	4.730%	13,822.11	5,954.71	0.00	N/A	01/01/26	--	3,393,549.30	3,387,594.59	06/01/22
48	470098080	MF	Port Chester	NY	Actual/360	4.050%	11,384.38	3,352.49	0.00	N/A	02/01/26	--	3,264,338.21	3,260,985.72	06/01/22
49	300571495	RT	Sheridan	WY	Actual/360	5.250%	15,019.49	3,617.38	0.00	N/A	03/06/26	--	3,322,284.08	3,318,666.70	06/06/22
50	305670050	MH	Summerville	SC	Actual/360	5.350%	14,102.55	4,743.91	0.00	N/A	03/05/26	--	3,061,149.95	3,056,406.04	06/05/22
52	470098140	MF	New York	NY	Actual/360	4.120%	10,643.33	0.00	0.00	N/A	02/01/26	--	3,000,000.00	3,000,000.00	06/01/22
56	470098470	MF	Brooklyn	NY	Actual/360	3.920%	8,907.76	5,276.68	0.00	N/A	02/01/26	--	2,638,902.85	2,633,626.17	06/01/22
57	410931580	RT	Shelby Township	MI	Actual/360	4.910%	11,368.16	4,571.88	0.00	N/A	01/11/26	--	2,688,745.22	2,684,173.34	06/11/22
58	28000845	RT	Aurora	CO	Actual/360	5.300%	11,846.06	4,091.18	0.00	N/A	02/06/26	--	2,595,605.92	2,591,514.74	06/06/22
59	305670059	MH	Clifton	CO	Actual/360	5.230%	10,781.25	3,543.86	0.00	N/A	02/05/26	--	2,393,912.34	2,390,368.48	06/05/22
61	300571500	RT	Jasper	AL	Actual/360	5.380%	10,510.64	3,496.43	0.00	N/A	03/06/26	--	2,268,756.03	2,265,259.60	06/06/22
62	300571492	SS	Columbia	SC	Actual/360	5.050%	9,706.84	2,953.38	0.00	N/A	11/06/25	--	2,232,169.98	2,229,216.60	06/06/22
63	305670063	MH	Nicoma Park	OK	Actual/360	5.260%	9,770.66	2,944.27	0.00	N/A	02/05/26	--	2,157,143.62	2,154,199.35	06/05/22
64	470098500	MF	New York	NY	Actual/360	4.120%	6,895.25	3,760.65	0.00	N/A	02/01/26	--	1,943,539.83	1,939,779.18	06/01/22
65	300571502	LO	Richmond	VA	Actual/360	5.970%	9,691.38	4,121.70	0.00	N/A	03/06/26	--	1,885,176.21	1,881,054.51	06/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
66	305670066	MH	Plattsburgh	NY	Actual/360	5.300%	8,684.97	2,976.43	0.00	N/A	03/01/26	--	1,902,975.82	1,899,999.39	06/01/22
67	600932731	RT	Virginia Beach	VA	Actual/360	4.900%	6,816.93	2,736.15	0.00	N/A	02/11/26	--	1,615,598.16	1,612,862.01	06/11/22
68	470097890	MF	New York	NY	Actual/360	4.120%	5,005.18	2,744.57	0.00	N/A	01/01/26	--	1,410,792.56	1,408,047.99	06/01/22
69	470098270	MF	Rockville Centre	NY	Actual/360	3.940%	4,638.37	2,708.05	0.00	N/A	03/01/26	--	1,367,129.90	1,364,421.85	06/01/22
70	305670070	SS	Parker	FL	Actual/360	5.760%	6,920.29	1,988.89	0.00	N/A	04/01/26	--	1,395,220.16	1,393,231.27	06/01/22
71	470098550	MF	Garden City	NY	Actual/360	3.940%	4,189.49	2,445.99	0.00	N/A	03/01/26	--	1,234,826.68	1,232,380.69	06/01/22
72	470098250	MF	New York	NY	Actual/360	4.120%	4,379.53	2,401.50	0.00	N/A	01/01/26	--	1,234,443.61	1,232,042.11	06/01/22
73	300571494	RT	Avondale	AZ	Actual/360	4.680%	5,239.00	0.00	0.00	N/A	03/06/26	--	1,300,000.00	1,300,000.00	06/06/22
74	470098110	MF	Atlanta	GA	Actual/360	4.300%	3,217.85	6,594.70	0.00	N/A	03/01/26	--	869,035.98	862,441.28	06/01/22
75	470098770	MF	Yonkers	NY	Actual/360	3.950%	3,600.88	2,093.57	0.00	N/A	03/01/26	--	1,058,649.83	1,056,556.26	06/01/22
76	28000848	RT	Albion	PA	Actual/360	5.240%	4,895.76	0.00	0.00	02/06/26	02/06/31	--	1,085,000.00	1,085,000.00	06/06/22
77	28000852	RT	Rural Retreat	VA	Actual/360	5.360%	4,620.17	0.00	0.00	02/06/26	02/06/31	--	1,001,000.00	1,001,000.00	06/06/22
78	28000850	RT	Mount Vernon	AL	Actual/360	5.470%	4,286.35	0.00	0.00	02/06/26	02/06/31	--	910,000.00	910,000.00	06/06/22
79	470098350	MF	New York	NY	Actual/360	4.270%	2,932.74	1,505.26	0.00	N/A	02/01/26	--	797,603.54	796,098.28	06/01/22
Totals							2,388,397.04	10,074,584.13	0.00				555,120,588.35	545,046,004.22
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	7,854,815.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	65,863,439.48	16,741,850.25	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,023,049.53	976,358.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1,243,798.00	0.00	--	--	06/13/22	0.00	138,554.59	161,325.29	1,510,106.81	1,035,608.48	0.00
6	2,513,697.33	696,233.73	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	209,781.96	(49,261.56)	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	1,414,699.12	327,860.81	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,608,691.06	1,355,136.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,679,625.59	474,678.76	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	3,731,022.47	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	907,999.96	244,900.65	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	327,937.38	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,205,320.60	910,125.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	283,923.05	0.00	--	--	03/11/22	0.00	0.00	65,227.35	914,318.78	356,028.16	0.00
21	1,046,466.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,204,301.79	316,407.46	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,103,076.94	273,426.21	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	765,676.00	191,419.48	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,190,162.99	900,013.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	3,612,400.00	3,316,091.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,483,039.66	321,973.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	235,095.00	0.00	--	--	02/11/22	464,864.36	62,328.14	50,203.33	1,255,258.66	58,101.51	0.00
31	769,387.89	647,244.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	719,643.92	244,952.18	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	920,225.06	228,761.95	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	523,358.14	144,011.30	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,204,581.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	669,645.52	206,079.04	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	142,329.40	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	740,648.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	79,298.00	86,745.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
42	408,083.94	102,021.48	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	230,628.00	200,804.00	06/01/19	05/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
44	634,169.00	156,382.91	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	344,962.59	0.00	--	--	03/11/22	0.00	16,933.83	0.00	0.00	0.00	0.00
46	857,316.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	866,390.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	327,436.00	307,464.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
49	270,630.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	357,050.42	77,981.08	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	152,924.00	197,039.00	11/01/20	10/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	161,036.00	177,017.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
57	292,205.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	546,788.86	114,723.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	189,928.36	48,655.46	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	103,809.00	100,131.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
65	534,438.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
66	181,641.00	40,424.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	205,366.00	50,603.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	163,945.00	162,531.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
69	149,398.00	160,899.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	184,198.00	109,831.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	126,773.00	171,524.00	11/01/20	10/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	332,632.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	158,851.00	263,244.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
75	91,804.00	52,719.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	51,850.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	47,577.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	81,915.53	40,958.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	125,129.00	87,129.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	113,155,298.36	35,477,807.91				464,864.36	217,816.56	276,755.97	3,679,684.25	1,449,738.15	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
23	300571485	9,381,363.62	Payoff w/ yield maintenance	0.00	613,011.06
Totals		9,381,363.62		0.00	613,011.06
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/22	0	0.00	0	0.00	3	43,086,286.12	0	0.00	2	10,543,327.33	2	35,965,259.79	0	0.00	1	9,381,363.62	4.987372%	4.937176%	43
05/17/22	0	0.00	0	0.00	3	43,155,552.76	0	0.00	2	10,566,975.36	0	0.00	0	0.00	0	0.00	4.996432%	4.946772%	45
04/18/22	0	0.00	0	0.00	3	43,231,249.70	0	0.00	2	10,592,212.78	0	0.00	0	0.00	1	2,177,970.19	4.996492%	4.946814%	46
03/17/22	0	0.00	0	0.00	3	43,299,809.76	0	0.00	3	10,615,617.70	0	0.00	0	0.00	1	1,549,590.78	4.998584%	4.948712%	47
02/17/22	0	0.00	0	0.00	4	46,157,615.80	0	0.00	3	13,413,254.29	0	0.00	0	0.00	0	0.00	5.000155%	4.949191%	47
01/18/22	0	0.00	0	0.00	4	46,232,011.99	0	0.00	3	13,443,003.24	0	0.00	0	0.00	0	0.00	5.000204%	4.949222%	48
12/17/21	1	20,783,713.52	0	0.00	4	46,306,047.70	0	0.00	3	13,472,607.13	0	0.00	0	0.00	0	0.00	5.000252%	4.949252%	49
11/18/21	0	0.00	0	0.00	5	49,870,166.22	0	0.00	3	13,504,202.10	0	0.00	0	0.00	0	0.00	5.000312%	4.949294%	50
10/18/21	0	0.00	0	0.00	5	49,951,637.11	0	0.00	3	13,533,507.49	0	0.00	0	0.00	0	0.00	5.000359%	4.949323%	51
09/17/21	0	0.00	0	0.00	5	50,040,482.54	0	0.00	3	13,564,814.96	0	0.00	0	0.00	0	0.00	5.000418%	4.949364%	52
08/17/21	0	0.00	0	0.00	5	50,121,134.04	0	0.00	3	13,593,824.72	0	0.00	0	0.00	1	8,817,204.96	5.000464%	4.949392%	54
07/16/21	0	0.00	0	0.00	5	50,201,397.59	0	0.00	3	13,622,693.05	0	0.00	0	0.00	0	0.00	4.999888%	4.945483%	54
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	305670005	08/01/21	9	6	161,325.29	1,510,106.81	1,064,050.12	26,700,340.47	06/05/20	1
20	300571503	04/06/21	13	6	65,227.35	914,318.78	381,344.66	10,387,626.47	12/16/20	1
30	305670030	05/05/20	24	6	50,203.33	1,255,258.66	127,570.81	7,493,957.39	05/26/20	7			05/21/21
Totals					276,755.97	3,679,684.25	1,572,965.59	44,581,924.33
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		542,050,004	495,541,417	35,965,260		10,543,327
49 - 60 Months		0	0	0		0
> 60 Months		2,996,000	2,996,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-22	545,046,004	498,537,417	0	0	35,965,260	10,543,327
May-22	555,120,588	508,534,275	0	0	36,019,338	10,566,975
Apr-22	555,870,227	509,199,295	0	0	36,078,719	10,592,213
Mar-22	558,740,191	511,992,317	0	0	36,132,256	10,615,618
Feb-22	562,378,280	512,762,750	0	0	36,202,276	13,413,254
Jan-22	563,070,122	513,371,896	0	0	36,255,223	13,443,003
Dec-21	563,758,974	493,194,737	20,783,714	0	36,307,917	13,472,607
Nov-21	564,505,513	514,635,347	0	0	36,365,964	13,504,202
Oct-21	565,188,160	515,236,522	0	0	36,418,130	13,533,507
Sep-21	565,928,718	515,888,236	0	0	36,475,668	13,564,815
Aug-21	566,605,212	516,484,078	0	0	36,527,309	13,593,825
Jul-21	576,108,028	517,077,385	0	0	45,407,950	13,622,693
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	305670005	25,787,403.64	26,700,340.47	34,500,000.00	05/01/22	734,873.00	0.38000	12/31/21	01/01/26	282
20	300571503	10,177,856.15	10,387,626.47	15,500,000.00	02/04/22	77,122.05	0.10000	12/31/21	03/06/26	284
30	305670030	7,121,026.33	7,493,957.39	8,900,000.00	12/31/21	235,095.00	0.64000	12/31/21	04/05/26	224
40	300571499	4,462,036.24	4,462,036.24	7,500,000.00	10/27/15	674,301.00	1.71000	12/31/21	03/06/26	224
45	28000827	3,422,301.00	3,422,300.99	4,400,000.00	01/24/22	273,752.59	1.14000	12/31/21	12/06/25	221
Totals		50,970,623.36	52,466,261.56	70,800,000.00		1,995,143.64

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	305670005	LO	WA	06/05/20	1

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Borrower and Special Servicer have executed a forbearance agreement. Special Servicer is monitoring Borrower's compliance

	therewith.

20	300571503	LO	NJ	12/16/20	1

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Modification closed on 04/29/2022. Borrower and Special Servicer have executed a forbearance agreement. Special Servicer is

	monitoring Borrower's c ompliance therewith.

30	305670030	LO	TN	05/26/20	7
	Lender took title in 2021 Q2. The Lender franchise agreement with IHG was executed and management company engaged to continue to operate the hotel as a Holiday Inn Express.

40	300571499	LO	VA	03/30/20	13

Special Servicer and the Obligor parties engaged in short-term forbearance discussions, however, the request for relief was rescinded by the Obligor parties and loan remains current. New franchise agreement has been executed. There have

	been no offers from the borrower to initiate the return of the loan to the master servicer.

45	28000827	LO	MS	07/13/20	7

Asset has ben REO since 03/09/2021. Janus Hotels & Resorts is the asset manager. Asset has been performing well since it became REO, capturing corporate, leisure, and group demand. A sale is expected within the next 5-7 months.

	Recently appraised for $4.0M as-is.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	305670005	0.00	5.49000%	0.00	5.49000%	10	05/09/22	05/09/22	--
20	300571503	0.00	5.79000%	0.00	5.79000%	10	04/29/22	04/29/22	--
32	410933179	6,986,841.71	4.95000%	6,986,841.71	4.95000%	10	06/19/20	06/11/20	08/11/20
32	410933179	0.00	4.95000%	0.00	4.95000%	10	08/11/20	06/11/20	06/19/20
35	28000856	6,081,185.16	5.82000%	6,069,544.69	5.82000%	10	08/06/20	08/06/20	09/11/20
35	28000856	0.00	5.82000%	0.00	5.82000%	10	09/11/20	08/06/20	08/06/20
36	303401010	0.00	4.60800%	0.00	4.60800%	10	06/19/20	06/11/20	07/13/20
36	303401010	0.00	4.60800%	0.00	4.60800%	10	07/13/20	06/11/20	06/19/20
Totals		13,068,026.87		13,056,386.40
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
26	300571487 08/17/21	8,829,245.02	19,050,000.00	9,515,940.59	480,289.42	9,515,940.59	9,035,651.17	0.00	0.00	0.00	0.00	0.00%
51	28000830 03/17/22	2,769,202.20	1,800,000.00	2,736,647.27	1,179,201.32	2,736,647.27	1,557,445.95	1,211,756.25	0.00	0.00	1,211,756.25	37.86%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		11,598,447.22	20,850,000.00	12,252,587.86	1,659,490.74	12,252,587.86	10,593,097.12	1,211,756.25	0.00	0.00	1,211,756.25

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/17/22	0.00	(3,017.02)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(3,009.56)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(3,002.13)	0.00	0.00	0.00	0.00	0.00	0.00
26	300571487	08/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	28000830	03/17/22	0.00	0.00	1,211,756.25	0.00	0.00	1,211,756.25	0.00	0.00	1,211,756.25
Current Period Totals			0.00	(3,017.02)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(9,028.71)	1,211,756.25	0.00	0.00	1,211,756.25	0.00	0.00	1,211,756.25

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	5,559.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	3,500.00	0.00	0.00	2,443.83	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,559.97	0.00	0.00	2,443.83	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		22,003.80

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Supplemental Notes
None

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